Significant Events, Acquisition And Divestures (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Consideration Received and the Carrying Value of the Assets and Liabilities

The following table summarizes the consideration received and the carrying value of the assets and liabilities contributed:

(in millions of US$)
Consideration received
Fair value of our shares in Global Seismic Shipping AS	71.9

Total consideration received(a)	71.9
Carrying value of the contributed assets and liabilities
Cash and cash equivalents	7.5
Investments in companies under equity method(1)	48.3
Property, plant and equipment, net	301.0
Finance lease net	(3.1)
Current portion of financial debt(2)	(182.5)
Provisions — current portion	(4.8)
Provisions — non-current portion	(13.4)
Other Current Liabilities	(30.0)
Liabilities linked to charter agreements	(72.1)

Total carrying value of the contributed assets and liabilities(b)	50.9
Net gain realized(c)= (a) – (b)	21.0

Reduction of the cash burden of the charter agreement(d)	(72.1)

Net impact of the transaction in operating income(3) (e) = (c) + (d)	(51.1)
Other financial income (loss)	(15.0)
Cost of financial debt, net	(3.3)

Net impact of the transaction in financial income (loss)(4) (f)	(18.3)
Net impact of the transaction in the Net Income(e) + (f)	(69.4)

(1)	This relates to the 49% equity in income that we held in ESV and OSV, accounted for under the equity method as of March 31, 2017.
(2)	This relates to the Nordic credit facility.
(3)	The net impact of the transaction in operating income is a loss of US$51.1 million broken-down as follows:

Summary of Issuance of New Shares

	Warrants #1	Warrants #2	Warrants #3	Coordination Warrants	Backstop Warrants
Number of warrants issued	22,133,149	71,932,731	113,585,276	7,099,079	10,648,619
Exercise ratio	3 Warrants #1 for 4 new shares	3 Warrants #2 for 2 new shares	1 Warrant #3 for 1 new share	1 Coordination Warrant for 1 new share	1 Backstop Warrant for 1 new share
Exercise price	3.12 euros per new share	4.02 euros per new share	0.01 euro per new share	0.01 euro per new share	0.01 euro per new share
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments)	29,477,536	47,955,154	113,585,276	7,099,079	10,648,619
Expiry date of the warrants	21 February 2022	21 February 2023	21 August 2018	21 August 2018	21 August 2018

Summary of Financial Restructuring, Cash and Cash Equivalents

	Part denominated in Euros In millions of Euro	Other currencies(*) In millions of US$	Total In millions of US$
Cash and cash equivalent	19.1	292.5	315.4

(*):	includes mainly USD and other currencies converted in USD

Summary of Financial Restructuring, Net Proceeds from Restructuring

	Part denominated in Euros In millions of Euro	Part denominated in US$ In millions of US$	Total In millions of US$
Rights issue with preferential subscription rights net proceeds	103.0	—	126.8
Second lien secured senior notes due 2024 net proceeds	72.1	247.8	336.5
First lien secured senior notes due 2023 repayment	—	(150.0)	(150.0)
Convertible Bonds interests payment	(4.5)	—	(5.5)

Net proceeds from restructuring	170.7	97.8	307.9
Financial restructuring fees payment	(21.3)	(22.6)	(48.8)

Net proceeds	149.4	75.2	259.1

Summary of Financial Restructuring, Financial Debt (Gross) Level

	Part denominated in Euros In millions of Euro	Part denominated in US$ In millions of US$	Total In millions of US$
Financial debt (gross) as of December 31, 2017(1)	935.7	1,833.1	2,985.1

Equitization of the Convertible Bonds and Senior Notes	(762.6)	(1,169.1)	(2,108.0)
Senior secured debt replacement	(124.7)	(659.2)	(812.7)
Second lien secured senior notes due 2024	80.4	355.1	454.1
First lien secured senior notes due 2023	—	663.6	663.6
First lien secured senior notes due 2023 rollover fee	—	19.9	19.9
Term out debt	—	3.0	3.0

Total changes in gross financial debt	(806.9)	(786.6)	(1,780.0)

Financial debt (gross) as of February 21, 2018	128.8	1,046.5	1,205.1

(1):	The Financial debt (gross) as of December 31, 2017 converted at December 31, 2017 exchange rate of US$1.1993 amounts to US$2,955.3 million